International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2024 (unaudited)

Common Stocks (97.9%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (0.4%)
Rightmove PLC	United Kingdom	562,957	3,902

Total			3,902

Consumer Discretionary (10.3%)
Autoliv, Inc.	Sweden	75,700	9,117
Compass Group PLC	United Kingdom	811,000	23,768
InterContinental Hotels Group PLC, ADR	United Kingdom	178,384	18,848
LVMH Moet Hennessy Louis Vuitton SE	France	53,260	48,170
PRADA SpA	Italy	1,084,500	8,593
USS Co., Ltd.	Japan	410,800	3,395

Total			111,891

Consumer Staples (2.9%)
Nestle SA	United States	277,159	29,429
PriceSmart, Inc.	United States	24,900	2,091

Total			31,520

Energy (0.7%)
Reliance Industries, Ltd.	India	135,000	4,823
Reliance Industries, Ltd., GDR	India	37,400	2,671

Total			7,494

Financials (14.4%)
AIA Group, Ltd.	Hong Kong	699,088	4,692
Deutsche Borse AG	Germany	56,900	11,642
HDFC Bank, Ltd.	India	270,729	4,710
Jio Financial Services, Ltd. *	India	75,000	319
Kotak Mahindra Bank, Ltd.	India	191,700	4,105
London Stock Exchange Group PLC	United Kingdom	95,000	11,379
Marsh & McLennan Cos., Inc.	United States	110,923	22,848
Mastercard, Inc. - Class A	United States	43,350	20,876
Moody’s Corp.	United States	45,500	17,883
MSCI, Inc.	United States	17,400	9,752
S&P Global, Inc.	United States	38,600	16,422
UBS Group AG	Switzerland	411,300	12,641
Visa, Inc. - Class A	United States	68,025	18,984

Total			156,253

Health Care (7.6%)
Hoya Corp.	Japan	137,100	17,162
Novo Nordisk A/S - Class B	Denmark	475,000	60,846
ResMed, Inc.	United States	21,600	4,277

Total			82,285

Industrials (27.7%)
Aalberts NV	Netherlands	47,200	2,267
Airbus SE	France	146,400	27,004
Assa Abloy AB - Class B	Sweden	462,100	13,255
Atlas Copco AB - Class A	Sweden	2,076,600	35,043
Azelis Group NV	Belgium	168,307	3,553

Common Stocks (97.9%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
BAE Systems PLC	United Kingdom	1,103,600	18,798
CAE, Inc. *	Canada	277,900	5,738
Canadian Pacific Kansas City, Ltd.	Canada	260,300	22,951
Edenred	France	250,866	13,374
Epiroc AB	Sweden	669,645	12,627
Experian PLC	United States	498,100	21,745
IMCD NV	Netherlands	51,700	9,112
Interpump Group SpA	Italy	122,400	5,965
KONE Oyj - Class B	Finland	102,600	4,772
Legrand SA	France	143,800	15,214
MISUMI Group, Inc.	Japan	330,900	4,616
OSG Corp.	Japan	138,600	1,994
Otis Worldwide Corp.	United States	68,300	6,780
Recruit Holdings Co., Ltd.	Japan	447,900	19,731
Safran SA	France	191,900	43,454
Schindler Holding AG	Switzerland	26,608	6,651
SHO-BOND Holdings Co., Ltd.	Japan	156,061	6,553

Total			301,197

Information Technology (24.1%)
Amadeus IT Group SA	Spain	191,100	12,256
ASML Holding NV	Netherlands	78,600	75,463
Azbil Corp.	Japan	342,300	9,474
BE Semiconductor Industries N.V.	Netherlands	40,950	6,252
Keyence Corp.	Japan	73,600	34,224
Lagercrantz Group AB - Class B	Sweden	136,200	2,080
Lasertec Corp.	Japan	56,700	16,080
Lectra	France	75,400	2,632
Microsoft Corp.	United States	23,500	9,887
NICE, Ltd., ADR *	Israel	32,474	8,463
The Sage Group PLC	United Kingdom	440,000	7,027
SAP SE	Germany	217,000	42,248
Spectris PLC	United Kingdom	222,600	9,289
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,094,000	26,359

Total			261,734

Materials (9.8%)
CRH PLC	United States	418,500	36,105
Franco-Nevada Corp.	Canada	54,000	6,434
Linde PLC	United States	91,755	42,604

International Growth Portfolio

Common Stocks (97.9%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
The Sherwin-Williams Co.	United States	60,700	21,083

Total			106,226

Total Common Stocks (Cost: $733,897)			1,062,502

Total Investments (97.9%) (Cost: $733,897)@			1,062,502

Other Assets, Less Liabilities (2.1%)			22,826

Net Assets (100.0%)			1,085,328

Investments by Country of Risk as a Percentage of Net Assets:
United States	25.8%
France	13.7%
Japan	10.5%
United Kingdom	8.6%
Netherlands	8.6%
Sweden	6.7%
Denmark	5.6%
Germany	5.0%
Other	13.4%

Total	97.9%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2024, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $733,897 and the net unrealized appreciation of investments based on that cost was $328,605 which is comprised of $343,087 aggregate gross unrealized appreciation and $14,482 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2024.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$ —	$ 3,902	$ —
Consumer Discretionary	27,965	83,926	—
Consumer Staples	2,091	29,429	—
Energy	2,528	4,966	—
Financials	106,765	49,488	—
Health Care	4,277	78,008	—
Industrials	35,469	265,728	—
Information Technology	18,350	243,384	—
Materials	70,121	36,105	—

Total Assets:	$ 267,566	$ 794,936	$ —

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIA	Sterling Overnight Index Average Rate
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
BONCER	National Treasury Bond in Pesos with Adjustment for CER
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1